Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 106,959	$ 322,795	$ 894,794
Investment in sales-type leases, net of allowance of $344,499, $445,214 and $305,174, respectively	14,664,814	18,252,772	22,661,504
Vehicle inventory	968,900	499,963	479,834
Property and equipment, net	400	5,431	27,183
Other assets	7,088	4,629	4,629
TOTAL ASSETS	15,748,161	19,085,590	24,067,944
LIABILITIES
Accounts payable and accrued liabilities	506,557	1,135,001	846,730
Short-term credit facilities	4,126,589	3,499,364
Convertible note payable, net of discount ($111,348 at September 30, 2014)	47,152
Notes payable to related parties	1,723,079	1,211,200	1,311,564
Derivative liability	5,200,000	1,933,500
Total Current Liabilities	11,603,377	7,779,065
Long-term credit facilities	4,908,339	7,295,685	21,161,332
TOTAL LIABILITIES	16,511,716	15,074,750	23,319,626
STOCKHOLDERS' EQUITY
Common stock, 480,000,000 shares authorized at $0.001 par value, 85,654,416, 80,414,980 and 82,414,980 shares issued and outstanding at September 30, 2014, December 31, 2013 and December 31, 2012, respectively	85,654	80,415	82,415
Additional paid in capital	10,064,939	9,525,055	9,485,747
Common Stock Payable	10,028,620
Retained earnings (deficit)	(20,944,768)	(5,596,630)	(8,821,844)
Total Stockholders' Equity (Deficit)	(763,555)	4,010,840	748,318
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	15,748,161	19,085,590	24,067,944
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock	$ 2,000	$ 2,000	$ 2,000